Bank Loan Payables	12 Months Ended
Dec. 31, 2025
Bank Loan Payables [Abstract]
Bank Loan Payables

11. Bank Loan Payables

Bank loan payables represent amount due to various banks and trust company maturing within one or over one year. The principal of the borrowing is due at maturity. Bank loan payables consisted of the following:

	As of December 31, 2025	As of December 31, 2024
WeBank Co., Ltd. (“WeBank”)	$-	$39,547
Xinwang Bank	-	32,006
Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”)	-	17,981
China Minsheng Bank Corp., Ltd. (“Minsheng Bank”)	-	27,811
Total bank loan payables (current and non-current)	$-	$117,345
Bank	Loan Agreement Date	Loan Amount	Interest Rate	Maturity Date	Guaranteed by	Balance at December 31, 2025	Balance at December 31, 2024
WeBank	2023-03-03	98,560	14.26%	2025-02-24	*Peng Yao, the legal representative of Yifang	-	9,133
	2023-03-16	21,120	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	2,569
	2023-03-16	33,792	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	5,137
	2023-03-20	42,240	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	-	4,110
	2023-08-24	24,077	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	-	7,809
	2023-09-25	29,568	12.78%	2025-09-22	Xingbo Wang, the legal representative of Gongwuyuan	-	10,789
NanYue Bank	2023-03-16	98,560	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	11,987
	2023-03-16	49,280	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	5,994
China Minsheng Bank	2023-03-20	78,848	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	-	9,590
	2023-08-24	56,179	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	-	18,221
Xinwang Bank	2024-01-17	56,163	18.00%	2026-01-17	NA	-	32,006
Total bank loan payables						$-	$117,345
Current portion of bank loan payables						$-	$117,345

*	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.

For the year ended December 31, 2024, the weighted average annual interest rate for the bank loans was approximately 8.19%. Interest expense for the above-mentioned loans amounted to $5,907, $36,724 and $62,368 during the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, there were no bank loan payable.